RESTRICTED CASH (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Restricted Cash and Cash Equivalents Items [Line Items]
Current and non-current restricted cash	¥ 568,494	$ 81,880	¥ 555,035